PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The major components of property, plant and equipment as of December 31, 2020 and 2019 consist of:

(in millions)	2020	2019
Land	$79	$79
Buildings and improvements	686	696
Machinery and equipment	1,722	1,606
Other equipment and leasehold improvements	360	369
Equipment on operating lease	65	56
Construction in progress	436	301
	3,348	3,107
Accumulated depreciation	(1,781)	(1,641)
	$1,567	$1,466
Depreciation expense was $180 million, $178 million and $175 million for 2020, 2019 and 2018, respectively.